UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund:  BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.4%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,500	$1,747,350
6.00%, 6/01/39	2,985	3,453,735
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	350	396,070

		5,597,155
California — 20.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	1,960	2,202,158
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,150	1,373,710
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	720	849,658
5.25%, 5/01/33	560	635,835
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.50%, 3/01/30	1,600	1,807,136
6.25%, 3/01/34	1,250	1,472,975
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,570,142
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	970	1,147,607
Los Angeles Community College District California, GO, Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	2,780	3,043,266
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,164,610
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,020	1,170,838
State of California, GO, Refunding, Various Purposes, 5.00%, 11/01/43	1,000	1,126,730
Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	$3,450	$4,020,871
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,196,350
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	490	573,521
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	370	438,975
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	2,235	2,571,233

		26,365,615
Colorado — 2.0%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	500	582,760
5.50%, 11/15/30	225	260,129
5.50%, 11/15/31	270	310,859
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,300	1,472,887

		2,626,635
Florida — 12.9%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	270	311,207
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,170	1,347,618
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,000	1,098,490
County of Manatee Florida Housing Finance Authority, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	90	91,687

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida, RB:
Seaport Department, Series B, AMT, 6.00%, 10/01/26	$590	$722,909
Seaport Department, Series B, AMT, 6.00%, 10/01/27	775	952,498
Seaport, Series A, 5.50%, 10/01/42	2,125	2,456,011
County of Miami-Dade Florida, RB:
Seaport, Series A, 6.00%, 10/01/38	1,840	2,220,586
Seaport, Series B, AMT, 6.25%, 10/01/38	310	380,835
Seaport, Series B, AMT, 6.00%, 10/01/42	410	493,796
County of Miami-Dade Florida, Refunding RB:
Seaport, Series D, AMT, 6.00%, 10/01/26	735	905,344
Water & Sewer System, Series B, 5.25%, 10/01/29	500	584,765
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,165	2,404,341
County of Osceola Florida, RB, Sales Tax, Series A:
5.00%, 10/01/40	470	525,300
5.00%, 10/01/44	1,075	1,193,895
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	710	815,683

		16,504,965
Hawaii — 1.0%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	250	289,918
5.25%, 8/01/26	810	931,678

		1,221,596
Illinois — 21.8%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	770	877,492
Series C, 6.50%, 1/01/41	3,680	4,455,597
City of Chicago Illinois, GO, Refunding, Series A, Project, 5.25%, 1/01/33	570	571,927
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	525	570,092
Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	$385	$416,466
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	1,400	1,611,722
Sales Tax Receipts, 5.25%, 12/01/36	1,000	1,106,450
Sales Tax Receipts, 5.00%, 12/01/44	1,830	2,042,390
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 6/01/28	3,000	3,256,050
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	1,375	1,451,422
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,500	1,713,600
5.25%, 12/01/43	2,700	3,013,767
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,555	1,833,267
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	940	1,100,261
6.00%, 6/01/28	270	318,019
State of Illinois, GO:
5.25%, 2/01/31	585	627,793
5.25%, 2/01/32	1,000	1,067,870
5.50%, 7/01/33	1,500	1,656,495
5.50%, 7/01/38	280	307,983

		27,998,663
Indiana — 4.1%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	375	401,029

2	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	$4,310	$4,891,764

		5,292,793
Louisiana — 3.9%
City of New Orleans Louisiana Aviation Board, RB, Series B, AMT, 5.00%, 1/01/45	1,080	1,175,785
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	433,129
Series A-2, 6.00%, 1/01/23	160	184,061
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	1,000	1,130,030
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 10/01/37	1,105	1,246,451
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	805	890,748

		5,060,204
Massachusetts — 2.3%
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/26	880	979,810
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,910	1,982,694

		2,962,504
Michigan — 2.8%
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM), 6.25%, 7/01/36	1,800	1,973,538
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	$1,265	$1,563,388

		3,536,926
Minnesota — 2.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,000	3,486,870
Mississippi — 1.4%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,190	1,535,422
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	260	295,950

		1,831,372
Nevada — 4.3%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	2,375	2,672,231
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	1,000	1,096,450
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 7/01/34	1,500	1,703,385

		5,472,066
New Jersey — 5.8%
New Jersey EDA, RB:
School Facilities Construction (AGC), 6.00%, 12/15/18 (a)	980	1,148,246
School Facilities Construction (AGC), 6.00%, 12/15/34	20	23,030
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,000	1,105,940
The Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	530	589,609
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,400	1,561,154

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	$1,195	$1,309,123
Series AA, 5.50%, 6/15/39	1,600	1,741,856

		7,478,958
New York — 5.4%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series FF-2, 5.50%, 6/15/40	1,545	1,776,441
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,291,840
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,500	2,819,550

		6,887,831
Ohio — 1.3%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	1,500	1,730,625
Pennsylvania — 2.7%
Pennsylvania Economic Development Financing Authority, RB, AMT, Pennsylvania Bridges Finco LP:
5.00%, 12/31/34	800	869,936
5.00%, 12/31/38	350	377,979
Pennsylvania Turnpike Commission, RB, Sub-Series A, 6.00%, 12/01/16 (a)	2,000	2,173,600

		3,421,515
South Carolina — 4.9%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,470	1,701,716
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 7/01/26	1,810	2,128,469
6.00%, 7/01/38	1,155	1,346,072
Municipal Bonds	Par (000)	Value
South Carolina (concluded)
County of Charleston South Carolina Airport District, ARB, Series A, AMT (concluded):
5.50%, 7/01/41	$1,000	$1,129,620

		6,305,877
Texas — 19.0%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/18 (a)	2,250	2,501,977
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	930	1,061,177
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 8/15/41	1,210	1,419,584
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 11/15/35	2,700	3,198,555
6.00%, 11/15/36	2,055	2,434,456
5.38%, 11/15/38	1,000	1,137,250
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	265	313,691
6.50%, 7/01/37	835	958,330
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series H, AMT, 5.00%, 11/01/37	980	1,055,382
Dallas-Fort Worth International Airport, Refunding RB, Joint Revenue, Series E, 5.50%, 11/01/27	2,500	2,951,250
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	730	852,713
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	2,750	3,228,362
North Texas Tollway Authority, Refunding RB, 1st Tier:
(AGM), 6.00%, 1/01/43	1,000	1,172,930
Series K-1 (AGC), 5.75%, 1/01/38	1,400	1,586,410

4	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	$420	$480,131

		24,352,198
Virginia — 1.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	380	421,010
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	1,000	1,190,450

		1,611,460
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	1,000	1,133,280
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	725	837,390

		1,970,670
Total Municipal Bonds — 126.1%		161,716,498

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (c)	760	885,606
Florida — 2.3%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	2,499	2,777,627
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	175	178,156

		2,955,783
Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
Kentucky — 0.9%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	$1,002	$1,141,425
Nevada — 7.4%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,010	2,300,023
Series B, 5.50%, 7/01/29	1,994	2,315,246
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,200	4,829,202

		9,444,471
New Jersey — 2.1%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,610	1,706,102
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (c)	1,000	1,054,161

		2,760,263
New York — 12.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	2,999	3,399,420
Series FF-2, 5.50%, 6/15/40	1,095	1,258,859
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,118,657
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (c)	1,000	1,150,157
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,000	3,433,740
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	1,770	2,048,049

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
New York (concluded)
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	$3,250	$3,675,100

		16,083,982
Texas — 2.3%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (c)	2,609	2,948,185
Utah — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,004	1,102,933
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.1%		37,322,648
Total Long-Term Investments (Cost — $179,066,818) — 155.2%		199,039,146
Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	2,755,294	$2,755,294
Total Short-Term Securities (Cost — $2,755,294) — 2.2%		2,755,294
Total Investments (Cost — $181,822,112*) — 157.4%		201,794,440
Other Assets Less Liabilities — 1.9%		2,430,701
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.2%)		(19,492,510)
VMTP Shares, at Liquidation Value — (44.1%)		(56,500,000)

Net Assets Applicable to Common Shares — 100.0%		$128,232,631

* As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$162,594,373

Gross unrealized appreciation		$20,018,261
Gross unrealized depreciation		(306,487)

Net unrealized appreciation		$19,711,774

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(c)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019, is $4,627,651.

(d)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
FFI Institutional Tax-Exempt Fund	2,565,273	190,021	2,755,294	$803

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds

6	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)

GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(93)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$11,938,875	$(105,107)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$199,039,146	—	$199,039,146
Short-Term Securities	$2,755,294	—	—	2,755,294

Total	$2,755,294	$199,039,146	—	$201,794,440

[1] See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2015	7

Schedule of Investments (concluded)	BlackRock MuniYield Investment Quality Fund (MFT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(105,107)	—	—	$(105,107)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$132,000	—	—	$132,000
Liabilities:
TOB Trust Certificates	—	$(19,488,293)	—	(19,488,293)
VMTP Shares	—	(56,500,000)	—	(56,500,000)

Total	$132,000	$(75,988,293)	—	$(75,856,293)

During the period ended April 30, 2015, there were no transfers between levels.

8	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND	APRIL 30, 2015

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Quality Fund

Date: June 22, 2015